Document and Entity Information	12 Months Ended
Feb. 28, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2011
Registrant Name	UNIFIED SERIES TRUST
Central Index Key	0001199046
Amendment Flag	false
Document Creation Date	Oct 2, 2012
Document Effective Date	Oct 2, 2012
Prospectus Date	Feb 28, 2012

SOUND MIND INVESTING FUND

Supplement to the Prospectus dated February 28, 2012

Supplement dated October 1, 2012

The Fund’s current prospectus incorrectly discloses the Fund’s 1 Year Return After Taxes on Distributions and Sale of Fund Shares for the period ended December 31, 2011. Accordingly, the performance table found in the Fund’s current prospectus is hereby replaced with the table below.

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended December 31, 2011)

	1 Year	5 Years	Since Inception (December 2, 2005)
The Fund
Return Before Taxes	-7.24%	0.70%	2.80%
Return After Taxes on Distributions	-7.24%	0.22%	2.35%
Return After Taxes on Distributions and Sale of Fund Shares	-4.70%	0.43%	2.23%

Indices (reflects no deductions for fees, expenses and taxes)
S&P 500 Index	2.09%	-0.25%	2.03%
Wilshire 5000 Index	0.97%	0.12%	2.34%

The Fund’s year-to-date return as of September 30, 2012 was 8.55%.

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 764-3863, a toll-free number, or data current to the most recent month end may be accessed on the Fund’s website at www.smifund.com.

* * * * * *

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Supplement [Text Block]	ust10_SupplementTextBlock

SOUND MIND INVESTING FUND

Supplement to the Prospectus dated February 28, 2012

Supplement dated October 1, 2012

The Fund’s current prospectus incorrectly discloses the Fund’s 1 Year Return After Taxes on Distributions and Sale of Fund Shares for the period ended December 31, 2011. Accordingly, the performance table found in the Fund’s current prospectus is hereby replaced with the table below.

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended December 31, 2011)

	1 Year	5 Years	Since Inception (December 2, 2005)
The Fund
Return Before Taxes	-7.24%	0.70%	2.80%
Return After Taxes on Distributions	-7.24%	0.22%	2.35%
Return After Taxes on Distributions and Sale of Fund Shares	-4.70%	0.43%	2.23%

Indices (reflects no deductions for fees, expenses and taxes)
S&P 500 Index	2.09%	-0.25%	2.03%
Wilshire 5000 Index	0.97%	0.12%	2.34%

The Fund’s year-to-date return as of September 30, 2012 was 8.55%.

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 764-3863, a toll-free number, or data current to the most recent month end may be accessed on the Fund’s website at www.smifund.com.

* * * * * *

SOUND MIND INVESTING FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ust10_SupplementTextBlock

SOUND MIND INVESTING FUND

Supplement to the Prospectus dated February 28, 2012

Supplement dated October 1, 2012

The Fund’s current prospectus incorrectly discloses the Fund’s 1 Year Return After Taxes on Distributions and Sale of Fund Shares for the period ended December 31, 2011. Accordingly, the performance table found in the Fund’s current prospectus is hereby replaced with the table below.

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended December 31, 2011)

	1 Year	5 Years	Since Inception (December 2, 2005)
The Fund
Return Before Taxes	-7.24%	0.70%	2.80%
Return After Taxes on Distributions	-7.24%	0.22%	2.35%
Return After Taxes on Distributions and Sale of Fund Shares	-4.70%	0.43%	2.23%

Indices (reflects no deductions for fees, expenses and taxes)
S&P 500 Index	2.09%	-0.25%	2.03%
Wilshire 5000 Index	0.97%	0.12%	2.34%

The Fund’s year-to-date return as of September 30, 2012 was 8.55%.

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 764-3863, a toll-free number, or data current to the most recent month end may be accessed on the Fund’s website at www.smifund.com.

* * * * * *

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 764-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.smifund.com
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s year-to-date return as of September 30, 2012 was 8.55%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
SOUND MIND INVESTING FUND | SOUND MIND INVESTING FUND
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.55%
1 Year	rr_AverageAnnualReturnYear01	(7.24%)
5 Years	rr_AverageAnnualReturnYear05	0.70%
Since Inception	rr_AverageAnnualReturnSinceInception	2.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 2, 2005
SOUND MIND INVESTING FUND | Return After Taxes on Distributions | SOUND MIND INVESTING FUND
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.24%)
5 Years	rr_AverageAnnualReturnYear05	0.22%
Since Inception	rr_AverageAnnualReturnSinceInception	2.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 2, 2005
SOUND MIND INVESTING FUND | Return After Taxes on Distributions and Sale of Fund Shares | SOUND MIND INVESTING FUND
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.70%)
5 Years	rr_AverageAnnualReturnYear05	0.43%
Since Inception	rr_AverageAnnualReturnSinceInception	2.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 2, 2005
SOUND MIND INVESTING FUND | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.09%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.03%
SOUND MIND INVESTING FUND | Wilshire 5000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.97%
5 Years	rr_AverageAnnualReturnYear05	0.12%
Since Inception	rr_AverageAnnualReturnSinceInception	2.34%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Document Creation Date	dei_DocumentCreationDate	Oct 2, 2012